Accumulated other comprehensive income (loss)	6 Months Ended
Jun. 30, 2026
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss)
AOCI consists of the following balances, net of tax, composed of continuing and discontinued operations:

(millions of U.S. dollars)	Foreign currency cumulative translation	Unrealized gain (loss) on cash flow hedges	Pension and post-employment actuarial changes	Total
Balance, January 1, 2025	$(75.1)	$108.6	$47.9	$81.4
OCI	48.5	(41.4)	14.9	22.0
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations	(0.3)	7.8	(8.2)	(0.7)
Net current period OCI attributable to shareholders of AQN	$48.2	$(33.6)	$6.7	$21.3
Amounts derecognized on sale of the renewable energy business	(71.6)	—	—	(71.6)
Balance, December 31, 2025	$(98.5)	$75.0	$54.6	$31.1
OCI	(8.4)	15.7	—	7.3
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations	—	(11.0)	1.7	(9.3)
Net current period OCI	$(8.4)	$4.7	$1.7	$(2.0)
OCI attributable to the non-controlling interests	0.1	—	—	0.1
Net current period OCI attributable to shareholders of AQN	$(8.3)	$4.7	$1.7	$(1.9)
Balance, June 30, 2026	$(106.8)	$79.7	$56.3	$29.2
Amounts reclassified from AOCI for foreign currency cumulative translation affected interest expense and derivative gain (loss); those for unrealized gain (loss) on cash flow hedges affected revenue from non-regulated energy sales, interest expense and derivative gain (loss); while those for pension and post-employment actuarial changes affected pension and other post-employment non-service costs.